BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of borrowings
The composition of corporate borrowings is presented in the following table:

	June 30, 2022				December 31, 2021
	Weighted-average				Weighted- average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	N/A	4	$—	$—	N/A	5	$—	$—
Commercial paper	2.2	<1	440	440	N/A	N/A	—	—
Medium Term Notes:
Series 4 (C$150)	5.8	14	116	122	5.8	15	118	154
Series 9 (C$400)	3.8	3	311	305	3.8	3	317	334
Series 10 (C$500)	3.6	5	388	373	3.6	5	396	421
Series 11 (C$475)	4.3	7	369	357	4.3	7	376	419
Series 12 (C$475)	3.4	8	369	333	3.4	8	376	399
Series 13 (C$300)	4.3	27	233	196	4.3	28	237	275
Series 14 (C$425)	3.3	28	330	231	3.3	29	336	332
	3.9	12	2,116	1,917	3.9	13	2,156	2,334
Total corporate borrowings			2,556	$2,357			2,156	$2,334
Add: Unamortized premiums(1)			3				3
Less: Unamortized financing fees(1)			(9)				(10)
Less: Current portion			(440)				—
			$2,110				$2,149
(1)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The following table summarizes the available portion of corporate credit facilities:

(MILLIONS)	June 30, 2022	December 31, 2021
Authorized corporate credit facilities and related party credit facilities(1)	$2,375	$2,375
Draws on corporate credit facilities(1)(2)	(1)	(24)
Authorized letter of credit facility	400	400
Issued letters of credit	(337)	(289)
Available portion of corporate credit facilities	$2,437	$2,462
(1)Amounts are guaranteed by Brookfield Renewable.
(2)Relates to letter of credit issued on Brookfield Renewable's corporate credit facilities of $1,975 million
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2022				December 31, 2021
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)(4)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	5.8	11	$9,131	$8,681	4.9	11	$8,541	$9,008
Wind	4.8	8	4,826	4,706	4.4	8	4,767	5,059
Solar	4.7	12	5,063	5,125	4.1	13	4,303	4,561
Distributed energy & sustainable solutions	4.3	9	1,850	1,779	3.2	8	1,741	1,807
Total	5.2	10	$20,870	$20,291	4.5	10	$19,352	$20,435
Add: Unamortized premiums(3)			136				160
Less: Unamortized financing fees(3)			(141)				(132)
Less: Current portion			(2,279)				(1,818)
			$18,586				$17,562
(1)Includes $742 million (2021: $30 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $95 million (2021: $51 million) outstanding to an associate of Brookfield. Refer to Note 19 - Related party transactions for more details.
(3)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
(4)Excluding credit facilities, total weighted-average term is 11 years.